Related Party Transactions and Balances - Schedule of Remuneration to Senior Management (Details) - Related Party [Member] - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Remuneration to Senior Management [Line Items]
Salaries and other short term employee benefits	$ 296	$ 275
Payments to defined contribution pension schemes	3	6
Total	$ 299	$ 281